Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents
Cash at bank and in hand	€ 2,197	€ 1,856
Money market funds and bank deposits	2,477	6,979
Cash and cash equivalents as presented in the statement of financial position	4,674	8,835
Bank overdrafts	(7)
Cash and cash equivalents of discontinued operations	727	467
Cash and cash equivalents as presented in the statement of cash flows	5,394	9,302	€ 12,911	€ 9,492
Restricted cash and cash equivalents	€ 1,449	€ 1,132